Trade and other payables (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current trade and other payables
Deferred consideration	₽ 170,620
Payables to employees	7,987	₽ 4,239
Total	178,607	4,239
Current trade and other payables
Taxes payable	497,204	424,322
Trade payables	243,426	111,901
Payables to employees	265,176	214,548
Deferred consideration	234,086
Other payables	33,197	29,448
Total	₽ 1,273,089	₽ 780,219